As filed with the Securities and Exchange Commission on March 2, 2007

Securities Act File No. 333-140157

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940, as amended.

ING AMERICAN CENTURY SELECT PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

March 20, 2007

Dear Variable Contract Owner/Plan Participant:

The Board of Directors has called a Special Meeting of shareholders of ING American Century Select Portfolio (“American Century Select Portfolio”), which is scheduled for 10:00 a.m., Local time, on April 24, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Directors of American Century Select Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of American Century Select Portfolio with and into ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”). The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of American Century Select Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which American Century Select Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions on how to vote the shares of American Century Select Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of BlackRock Large Cap Growth Portfolio instead of shares of American Century Select Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF AMERICAN CENTURY SELECT PORTFOLIO UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read this Proxy Statement/Prospectus and provide voting instructions. It is important that your voting instructions be received no later than April 23, 2007. We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun Mathews,
President and Chief Executive Officer

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ING AMERICAN CENTURY SELECT PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

Notice of Special Meeting of Shareholders

of ING American Century Select Portfolio

Scheduled for April 24, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING American Century Select Portfolio (“American Century Select Portfolio”) is scheduled for April 24, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and among American Century Select Portfolio and ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth Portfolio”), providing for the reorganization of American Century Select Portfolio with and into BlackRock Large Cap Growth Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on February 2, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to American Century Select Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary

March 20, 2007

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ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

PROXY STATEMENT/PROSPECTUS

March 20, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	7
Comparison of Portfolio Characteristics	10
Comparison of Portfolio Performance	12
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	15

COMPARISON OF FEES AND EXPENSES	18
Management Fees	18
Sub-Adviser Fees	18
Administration Fees	19
Distribution and Service Fees	20
Expense Limitation Arrangements	20
Expense Tables	20
Portfolio Expenses	21
General Information	26
Key Differences in the Rights of ING American Century Select Portfolio’s Shareholders and ING BlackRock Large Cap Growth Portfolio’s Shareholders	26

INFORMATION ABOUT THE REORGANIZATION	28
The Reorganization Agreement	28
Reasons for the Reorganization	28
Board Considerations	29
Tax Considerations	29
Expenses of the Reorganization	30
Future Allocation of Premiums	30

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	30
Form of Organization	30
Adviser	30
Distributor	30
Dividends, Distributions, and Taxes	31
Capitalization	32

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	33
Solicitation of Proxies	33
Voting Rights	33
Other Matters to Come Before the Special Meeting	33
Shareholder Proposals	34

APPENDICES
Portfolio Manager’s Report for ING BlackRock Large Cap Growth Portfolio	A-1
Form of Agreement and Plan of Reorganization	B-1
Additional Information Regarding ING BlackRock Large Cap Growth Portfolio	C-1
Security Ownership of Certain Beneficial and Record Owners	D-1

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PROXY STATEMENT/PROSPECTUS

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-262-3862

March 20, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a Special Meeting of shareholders of ING American Century Select Portfolio (“American Century Select Portfolio”) to be held on April 24, 2007. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of American Century Select Portfolio with and into ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”).

Shares of American Century Select Portfolio are not offered directly to the public but are sold to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”) and qualified pension and retirement plans (each a “Qualified Plan”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as “shareholders” of the Portfolios.

Under an Agreement and Plan of Reorganization (the “Reorganization Agreement”), American Century Select Portfolio would transfer its assets to BlackRock Large Cap Growth Portfolio in exchange for shares of beneficial interest of BlackRock Large Cap Growth Portfolio and the assumption by BlackRock Large Cap Growth Portfolio of American Century Select Portfolio’s known liabilities as of the Closing Date (as defined below). BlackRock Large Cap Growth Portfolio shares would then be distributed to shareholders of American Century Select Portfolio so that each shareholder would receive a number of full and fractional shares of BlackRock Large Cap Growth Portfolio equal to the aggregate value of the number of shares of American Century Select Portfolio held by such shareholder. As a result of the Reorganization, American Century Select Portfolio will distribute shares of BlackRock Large Cap Growth Portfolio in liquidation of American Century Select Portfolio on April 28, 2007, or such other date as the parties may agree (“Closing Date”).

Because you, as a shareholder of American Century Select Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of BlackRock Large Cap Growth Portfolio, this Proxy Statement also serves as a Prospectus for BlackRock Large Cap Growth Portfolio. BlackRock Large Cap Growth Portfolio is a diversified, open-end management investment company, which seeks long-term growth of capital, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated March 20, 2007 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Initial Class (“Class I”), and Service Class (“Class S”) Prospectuses of American Century Select Portfolio, dated April 28, 2006, which are incorporated by reference (File No: 33-23512); and the ADV Class, Institutional Class (“Class I”), Class S, and Service 2 Class (“Class S2”) Prospectuses of BlackRock Large Cap Growth Portfolio, dated April 28, 2006. Each Portfolio’s SAI, dated April 28, 2006, is incorporated herein by reference (for American Century Select Portfolio, File No: 333-32575; for BlackRock Large Cap Growth Portfolio, File No: 033-23512). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, dated December 31, 2005 and the semi-annual report for each Portfolio, dated June 30, 2006, are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-262-3862.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix B. Also, you should consult the ADV Class, Class I, Class S, and Class S2 Prospectuses, all dated April 28, 2006, for more information about BlackRock Large Cap Growth Portfolio.

The Proposed Reorganization

At a meeting held on January 11, 2007, the Board of Directors of American Century Select Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of American Century Select Portfolio to BlackRock Large Cap Growth Portfolio in exchange for shares of beneficial interest of BlackRock Large Cap Growth Portfolio;

•                  the assumption by BlackRock Large Cap Growth Portfolio of the liabilities of American Century Select Portfolio known as of the Closing Date (as described below);

•                  the distribution of BlackRock Large Cap Growth Portfolio shares to the shareholders of American Century Select Portfolio; and

•                  the complete liquidation of American Century Select Portfolio.

BlackRock Large Cap Growth Portfolio shares would then be distributed to shareholders of American Century Select Portfolio so that each shareholder would receive a number of full and fractional shares of BlackRock Large Cap Growth Portfolio equal to the aggregate value of shares of American Century Select Portfolio held by such shareholder.

As a result of the Reorganization, each owner of Class I and Class S shares of American Century Select Portfolio would become a shareholder of the corresponding share class of BlackRock Large Cap Growth Portfolio. Each owner of ADV Class shares of American Century Select Portfolio would become a shareholder of Class S2 shares of BlackRock Large Cap Growth Portfolio, which has a fee structure that is more closely aligned with that of the ADV share class of American Century Select Portfolio. The Reorganization is expected to be effective on April 28, 2007, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of BlackRock Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of American Century Select Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  The Portfolios have the same investment objective, which is the long-term growth of capital;

•                  The Portfolios have slightly different investment strategies. While American Century Select Portfolio employs a quantitative analysis to achieve its investment objective, BlackRock Large Cap Growth Portfolio uses both a quantitative and fundamental research approach;

•                  Both Portfolios are advised by Directed Services, LLC (“DSL”)(1); American Century Select Portfolio is sub-advised by American Century Investment Management, Inc. (“American Century”), and BlackRock Large Cap Growth Portfolio is sub-advised by BlackRock Investment Management, LLC (the “Sub-Adviser”);

•                  While American Century Select Portfolio is the larger fund (approximately $330 million versus $158 million for BlackRock Large Cap Growth Portfolio as of November 30, 2006), the 1-year and 3-year performance of BlackRock Large Cap Growth Portfolio is superior to that of American Century Select Portfolio;

(1) Prior to December 31, 2006, American Century Select Portfolio was advised by ING Life Insurance and Annuity Company (“ILIAC”), while BlackRock Large Cap Growth Portfolio was advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006, DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the investment advisory functions of DSI and ILIAC, both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL, effective December 31, 2006.  DSL is a dually registered investment adviser and broker-dealer.  The management personnel responsible for the provision of investment advisory services to the Portfolios and the nature and level of services provided to the Portfolios will not change as a result of the internal reorganization.  As part of this reorganization, effective December 31, 2006, ING Funds Distributor, LLC (“IFD”) serves as the distributor to the Portfolios.

•                  While it appears that shareholders of American Century Select Portfolio will pay a slightly higher advisory fee, after becoming shareholders of BlackRock Large Cap Growth Portfolio, BlackRock Large Cap Growth Portfolio’s advisory fee is a “Unified Fee,” for which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio;

•                  The proposed Reorganization is expected to result in lower net expenses for ADV Class shareholders of American Century Select Portfolio and to have no negative impact on the net expenses paid by shareholders of Class I and Class S shares of American Century Select Portfolio;

•      The purchase and redemption of shares of each Portfolio may be made only by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•      Each Portfolio is distributed by IFD;

•      Certain holdings of American Century Select Portfolio that are transferred to BlackRock Large Cap Growth Portfolio in connection with the Reorganization may be sold prior to or shortly after the Reorganization; such sales would result in increased transaction costs and may result in the realization of taxable gains or losses for the Portfolios; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither American Century Select Portfolio nor its shareholders, nor BlackRock Large Cap Growth Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2006 are as follows:

	ADV Class		Class I	Class S	Class S2

Gross Expenses Before the Reorganization:

American Century Select Portfolio	1.16	%(2)	0.66%	0.91%	N/A

BlackRock Large Cap Growth Portfolio(1)(3)	1.55%		0.80%	1.05%	1.30%

	ADV Class		Class I	Class S	Class S2

Net Expenses Before the Reorganization (After Fee Waiver)

American Century Select Portfolio	1.16	%(2)	0.66%	0.91%	N/A

BlackRock Large Cap Growth Portfolio(1)(3)	1.35%		0.75%	1.00%	1.15%

	ADV Class	Class I	Class S	Class S2

After the Reorganization: BlackRock Large Cap Growth Portfolio Pro Forma(1)(3)

Gross estimated expenses of BlackRock Large Cap Growth Portfolio	1.54%	0.79%	1.04%	1.29%

Net estimated expenses of BlackRock Large Cap Growth Portfolio(4)	1.26%	0.66%	0.91%	1.06%

(1)             For BlackRock Large Cap Growth Portfolio, IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. Additionally, DSL, the Adviser has contractually agreed to waive a portion of the Advisory Fee for BlackRock Large Cap Growth Portfolio. Based upon net assets as of June 30, 2006, the Advisory Fee waiver would equal 0.05%. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(2)             American Century Select Portfolio ADV Class will merge into BlackRock Large Cap Growth Portfolio Class S2, resulting in 0.10% lower net expense ratio.

(3)             The Management Agreement between ING Investors Trust, on behalf of the Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

(4)             In connection with the Reorganization, pending shareholder approval, DSL has contractually agreed to waive all or a portion of its investment management fees so that the maximum total operating expense ratios of BlackRock Large Cap Growth Portfolio do not exceed 1.26%, 0.66%, 0.91% and 1.06% for ADV Class, Class I, Class S and Class S2 shares, respectively, from April 30, 2007 through May 1, 2009. There is no guarantee that the expense limit will continue after that date.

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS (“BOARD”) OF AMERICAN CENTURY SELECT PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between American Century Select Portfolio and BlackRock Large Cap Growth Portfolio:

	American Century Select Portfolio	BlackRock Large Cap Growth Portfolio
Investment Objective	Long-term capital growth. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.	Long-term growth of capital.

Principal Investment Strategies

•                  The Portfolio seeks to achieve its investment objective by investing in securities of companies American Century believes will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, American Century makes its investment decisions based primarily on its analysis of individual companies rather than broad economic forecasts. This strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

•     American Century uses a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the Portfolio’s investment portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

•     Although American Century intends to invest the Portfolio’s assets primarily in U.S. stocks, the Portfolio may invest in securities of foreign companies.

•     When American Century believes it is prudent, the Portfolio may invest a portion of its assets in debt securities, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index future contracts. The Portfolio generally limits its purchase of debt securities to investment grade obligations.

•     American Century may sell securities for a variety of reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising or if a company’s characteristics no longer meet its criteria, among others.

•     The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days’ prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

•     The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000® Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000® Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000® Growth Index (which consists of those Russell 1000® securities with a greater than average growth orientation) is a subset of the Russell 1000® Index.

•     In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

American Century Select Portfolio	BlackRock Large Cap Growth Portfolio
• The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•     Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an “index” fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

•      Relative price to earnings and prices to book ratios;

•      Stability and quality of earnings momentum and growth;

•      Weighted median market capitalization of the Portfolio; and

•      Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000® Growth Index.

•     The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.

•     The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

•     The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

	American Century Select Portfolio	BlackRock Large Cap Growth Portfolio
Investment Adviser	DSL	DSL

Sub-Adviser	American Century Investment Management, Inc.	BlackRock Investment Management, LLC

Portfolio Manager(s)	Harold Bradley, Keith Lee, and Michael Li	Robert Doll, Jr.

As you can see from the chart, the Portfolios have the same investment objective. BlackRock Large Cap Growth Portfolio’s investment strategy, however, differs from that of American Century Select Portfolio in that BlackRock Large Cap Growth Portfolio normally invests at least 80% of its assets in the securities of large-cap companies, while American Century Select Portfolio invests in the securities of companies that its sub-adviser believes will increase in value over time. Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the portfolio characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2006:

	American Century Select Portfolio		BlackRock Large Cap Growth Portfolio
Net Assets	$353,941,489		$149,707,579
Number of Holdings	61		100
Portfolio Turnover Rate(1)	137		46
Average market capitalization of companies in the Portfolio	$37,925,907,685		$37,703,453,526
Market capitalization range of companies in Portfolio:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	83.5%		60.7%
Holdings in companies with market capitalizations between $10 billion and $5 billion (as a % of market value*)	11.8%		20.5%
Holdings in companies with market capitalizations under $5 billion (as a % of market value*)	4.7%		18.8%
Top 5 Industries (as a % of net assets)	Banks	8.6%	Semiconductors	9.0%
	Telecomm	6.7%	Software	8.1%
	Div Fincl Svcs	6.1%	Computers	7.4%
	Aerospace	5.5%	Pharmaceuticals	5.3%
	Insurance	5.4%	Telecomm	4.6%
U.S. Equity Securities (as a % of market value*)	87.7%			100.0%
Foreign Securities (as a % of market value*)	12.3%			—
Securities Lending Collateral (as a % of market value*)	14.3%			4.8%
Top 10 Holdings (as a % of net assets)	International Game Tech	2.8%	Cisco Systems, Inc.	2.9%
	Las Vegas Sands Corp.	2.7%	General Electric	2.4%
	Bank of America Corp.	2.4%	Boeing Co.	2.1%
	JPMorgan Chase & Co.	2.4%	Caterpillar, Inc.	1.9%
	3M Co.	2.4%	Texas Instruments	1.8%
	Hilton Hotels	2.3%	Dell, Inc.	1.8%
	Avon Products	2.3%	Motorola, Inc.	1.7%
	Diageo PLC	2.3%	Microsoft Corp.	1.6%
	Northern Trust	2.3%	Starbucks Corp.	1.5%
	Johnson & Johnson	2.3%	Best Buy Co., Inc.	1.4%

*              Excluding fixed-income securities and short-term investments.

(1)           For the six-month period ended June 30, 2006.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios for each of the past 10 calendar years. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan. Any charges will reduce your return. Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. Past performance is not necessarily an indication of how the Portfolios will perform in the future.

American Century Select Portfolio

Calendar Year-by-Year Returns (1) (2)(3)(4)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)

During the period shown in the chart, the Portfolio’s Class I shares’ best quarterly performance was 17.38% for the 2nd quarter of 2003, and the Portfolio’s Class I shares’ worst quarterly performance was (19.88)% for the 3rd quarter of 2002.

(3)	Class I shares commenced operations on December 10, 2001.

(4)

Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as ING Alger Growth Portfolio. On November 8, 2004, the Portfolio’s strategy was limited to 65% of its assets in large-capitalization companies.

Comparison of Portfolio Performance

BlackRock Large Cap Growth Portfolio

Calendar Year-by-Year Returns (1) (2) (3)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)

During the period shown in the chart, the Portfolio’s Class S shares’ best quarterly performance was 11.65% for the 4th quarter of 2004, and the Portfolio’s Class S shares’ worst quarterly performance was (2.68)% for the 3rd quarter of 2004.

(3)

Because Class I shares had not commenced operations, as of December 31, 2005, the bar chart above provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class S shares from year to year. Annual returns would differ only to the extent Class S and Class I shares have different expenses. Class S shares commenced operations on May 1, 2002.

Average Annual Total Return

(For the periods ended June 30, 2006)

	1 Year (Or life of Class)		5 Years (Or life of Class)		10 Years (Or life of Class)
American Century Select Portfolio
ADV Class Return	(3.49)%		(3.18)%		N/A
Russell 1000® Growth Index	6.12%		0.76	%(1)	N/A
Morningstar Large Growth Fund Average	7.62%		3.81	%(1)	N/A
Class I Return	(2.99)%		(2.67)%		N/A
Russell 1000® Growth Index	6.12%		0.76	%(1)	N/A
Morningstar Large Growth Fund Average	7.62%		3.81	%(1)	N/A
Class S Return	(3.24)%		(2.94)%		N/A
Russell 1000® Growth Index	6.12%		0.76	%(1)	N/A
Morningstar Large Growth Fund Average	7.62%		3.81	%(1)	N/A
BlackRock Large Cap Growth Portfolio
ADV Class Return	6.23%		7.97%		N/A
Russell 1000® Growth Index	6.12%		4.32	%(2)	N/A
Class I Return	(5.26)%		N/A		N/A
Russell 1000® Growth Index	(3.77	)%(3)	N/A		N/A
Class S Return	6.58%		5.07%		N/A
Russell 1000® Growth Index	6.12%		3.61	%(4)	N/A
Class S2 Return	6.23%		10.21%		N/A
Russell 1000® Growth Index	6.12%		8.79	%(5)	N/A

(1)	The Russell 1000® Growth Index and the Morningstar Large Growth Fund Average returns are for the period beginning December 1, 2001.
(2)	The Russell 1000® Growth Index return for ADV Class shares is for the period beginning April 1, 2004.
(3)	The Russell 1000® Growth Index return for Class I shares is for the period beginning May 1, 2006.
(4)	The Russell 1000® Growth Index return for Class S shares is for the period beginning May 1, 2002.
(5)	The Russell 1000® Growth Index return for Class S2 shares is for the period beginning September 1, 2002.

For a discussion by the sub-adviser regarding the performance of BlackRock Large Cap Growth Portfolio for the fiscal year ended December 31, 2005, see Appendix A to this Proxy Statement/Prospectus. Additional information regarding BlackRock Large Cap Growth Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because there are some similarities between the investment objectives and strategies of the Portfolios, some of the risks of investing in BlackRock Large Cap Growth Portfolio are the same as the risks of investing in American Century Select Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

Convertible Securities Risk. Both Portfolios are subject to convertible securities risk. The value of convertible securities may fall when interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Debt Securities Risk. Both Portfolios are subject to debt securities risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. Both Portfolios are subject to derivatives risk. The Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

Equity Securities Risk. Both Portfolios are subject to equity securities risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk. Both Portfolios are subject to foreign investment risk. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), and Global depositary receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk. Both Portfolios are subject to growth investing risk. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Market and Company Risk. Both Portfolios are subject to market and company risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

Portfolio Turnover Risk. Both Portfolios are subject to portfolio turnover risk. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

Currency Risk. American Century Select Portfolio is subject to currency risk. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio’s investments in foreign currency-denominated securities may reduce the value of a Portfolio’s asset.

Call Risk. BlackRock Large Cap Growth Portfolio is subject to call risk. During periods of falling interest rates, a bond issuer may “call,” or repay, its high yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

Depositary Receipts Risk.  BlackRock Large Cap Growth Portfolio is subject to depositary receipts risk. The Portfolio may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Interest Rate Risk. BlackRock Large Cap Growth Portfolio is subject to interest rate risk. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Investment Models Risk. BlackRock Large Cap Growth Portfolio is subject to investment models risk. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

Manager Risk. BlackRock Large Cap Growth Portfolio is subject to manager risk. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. The Sub-Adviser could do a poor job in executing an investment strategy. The Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio’s principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

Market Capitalization Risk. BlackRock Large Cap Growth Portfolio is subject to market capitalization risk. Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Maturity Risk. BlackRock Large Cap Growth Portfolio is subject to maturity risk. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

U.S. Government Securities and Obligations Risk. BlackRock Large Cap Growth Portfolio is subject to U.S. government securities and obligations risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of BlackRock Large Cap Growth Portfolio, see “Appendix C: Additional Information Regarding BlackRock Large Cap Growth Portfolio.”

Management Fees

Each Portfolio pays its investment adviser (“Adviser”), a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a% of Net Assets)
American Century Select Portfolio	0.64% of the Portfolio’s average daily net assets

BlackRock Large Cap Growth Portfolio(1)(2)	0.80% of the first $500 million of the Portfolio’s average daily net assets;

0.75% on the next $250 million of the Portfolio’s average daily net assets;

0.70% on the next $500 million of the Portfolio’s average daily net assets;

0.65% on the next $750 million of the Portfolio’s average daily net assets; and

0.60% on the Portfolio’s average daily net assets in excess of $2 billion

If the Reorganization is approved by shareholders, BlackRock Large Cap Growth Portfolio will continue to pay the same management fee currently in place. For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 28, 2006.

(1)  DSL, the adviser, has contractually agreed to waive a portion of the advisory fee for BlackRock Large Cap Growth Portfolio. Based upon the net assets as of June 30, 2006, the advisory fee waiver would equal 0.05%. This expense waiver will continue through at least May 1, 2008. There is no guarantee that the waiver will continue after this date.

(2)  The Management Agreement between ING Investors Trust, on behalf of the Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

Sub-Adviser Fees

DSL, the Adviser to the Portfolios, pays American Century Investment Management, Inc. and BlackRock Investment Management, LLC, the sub-adviser to American Century Select Portfolio and BlackRock Large Cap Growth Portfolio, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by DSL to each Portfolio’s sub-adviser, as a percentage of that Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a% of Net Assets)
American Century Select Portfolio(1)	0.40% on the first $500 million of the Portfolio’s average daily net assets;

0.35% on the next $500 million of the Portfolio’s average daily net assets; and

0.30% of the Portfolio’s average daily net assets in excess of $1 billion

BlackRock Large Cap Growth Portfolio	0.40% of the first $250 million of the Portfolio’s average daily net assets;
0.35% on the next $250 million of the Portfolio’s average daily net assets; and
0.325% thereafter

(1)          For purposes of calculating sub-advisory fees, the assets of the Portfolio are aggregated with those of ING American Century Large Company Value, a separate series of ING Partners, Inc. The fee on the first $500 million will be reduced to 0.35% if the cumulative U.S. large cap assets under management sub-advised by American Century Investment Management, Inc. exceed $650 million.

If the Reorganization is approved by shareholders, the Adviser will pay the sub-advisory fee to BlackRock Investment Management, LLC, at the fee rate listed below.

Portfolio	Sub-Adviser Fees (as a% of Net Assets)
BlackRock Large Cap Growth Portfolio(2)	0.375% of the first $250 million in combined assets;

0.350% of the next $250 million; and

0.325% thereafter

(2)          For purposes of calculating sub-advisory fees, the assets of BlackRock Large Cap Growth Portfolio will be aggregated with those of ING BlackRock Large Cap Value Portfolio, a separate series of ING Investors Trust. This aggregation is contingent upon shareholders of American Century Select Portfolio approving the Reorganization.

 As a result of the lower sub-advisory fee after the Reorganization, DSL, the Adviser to BlackRock Large Cap Growth Portfolio, will be able to retain more of the advisory fee. Based on the net assets of the Portfolio as of November 30, 2006, the additional retained amount is estimated to be $108,600 in the first year and $153,600 per year thereafter. If net assets in the Portfolio increase, so does the benefit to the Adviser. Generally, the lower sub-advisory fee has the effect of enhancing the Adviser’s profitability.

Administration Fees

Pursuant to an Administrative Services Agreement between ING Partners, Inc. (“IPI”) and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of American Century Select Portfolio and is responsible for the supervision of the Portfolio’s other service providers. As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate based on the average daily net assets of the Portfolio. For the fiscal year ended December 31, 2005, the Portfolio paid an annual administrative fee of 0.02%.

The Management Agreement between ING Investors Trust (“IIT”), on behalf of BlackRock Large Cap Growth Portfolio, and the investment adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to investment advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for the Portfolio.

If the Reorganization is approved by shareholders, BlackRock Large Cap Growth Portfolio will continue to pay its bundled fee, which also provides for administrative services.

Distribution and Service Fees

Each Portfolio pays the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” on pages 22 and 23. Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For BlackRock Large Cap Growth, ING Funds Distributor, LLC has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008.

Expense Limitation Arrangements

In connection with the Reorganization, pending shareholder approval, DSL shall, from April 30, 2007 through May 1, 2009, waive all or a portion of its investment management fee and/or reimburse expenses in amounts necessary so that after such waivers and/or reimbursements, the maximum total operating expense ratios of the Portfolios shall be as follows:

Name of Portfolio	Maximum Operating Expense Ratios (as a percentage of average net assets)
	Classes
	Adviser	Institutional	Service	Service 2
BlackRock Large Cap Growth Portfolio	1.26%	0.66%	0.91%	1.06%

There is no guarantee that the expense limitation agreement will continue after May 1, 2009.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	American Century Select Portfolio	BlackRock Large Cap Growth Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None	None

Neither American Century Select Portfolio nor BlackRock Large Cap Growth Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2006. Pro forma fees show estimated fees of BlackRock Large Cap Growth Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of June 30, 2006 (Unaudited) (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution (12b-1) Fee(3)	Shareholder Servicing Fee	Other Expenses		Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment (3)	Net Expenses
ADV CLASS
American Century Select Portfolio	0.64%	0.25%	0.25%	0.02	%(2)	1.16%	0.00%	1.16%
BlackRock Large Cap Growth Portfolio(4)	0.80%	0.50%	0.25%	0.00%		1.55%	(0.20)%	1.35%
BlackRock Large Cap Growth Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(4)(5)	0.79%	0.50%	0.25%	0.00%		1.54%	(0.28)%	1.26%
CLASS I
American Century Select Portfolio	0.64%	0.00%	0.00%	0.02	%(2)	0.66%	0.00%	0.66%
BlackRock Large Cap Growth Portfolio(4)	0.80%	0.00%	0.00%	0.00%		0.80%	(0.05)%	0.75%
BlackRock Large Cap Growth Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(4)(5)	0.79%	0.00%	0.00%	0.00%		0.79%	(0.13)%	0.66%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2006, as adjusted for contractual changes and waivers, if any.

(2)

Under the Administrative Services Agreement between IPI and the administrator to the Portfolio, ING Funds Services, LLC (“IFS”), IFS provides administrative services necessary for American Century Select Portfolio’s ordinary operation and is responsible for the supervision of the Portfolio’s other service providers. IFS also assumes all ordinary recurring costs of the Portfolio, such as custodian fees, director’s fees, transfer agency fees and accounting fees.

(3)

For BlackRock Large Cap Growth Portfolio, IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. Additionally, the Adviser has contractually agreed to waive a portion of the Advisory Fee for BlackRock Large Cap Growth Portfolio. Based upon net assets as of June 30, 2006, the Advisory Fee waiver would equal 0.05%. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(4)

The Management Agreement between ING Investors Trust, on behalf of each Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

(5)

In connection with the Reorganization, pending shareholder approval, DSL has contractually agreed to waive all or a portion of the its investment management fees so that the maximum total operating expense ratios of BlackRock Large Cap Growth Portfolio do not exceed 1.26%, 0.66%, 0.91% and 1.06% for ADV Class, Class I, Class S and Class S2 shares, respectively, from April 30, 2007 through May 1, 2009. There is no guarantee that the expense limit will continue after that date.

Annual Portfolio Operating Expenses

As of June 30, 2006 (Unaudited) (1)

(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fees	Distribution (12b-1) Fee(3)	Shareholder Servicing Fee	Other Expenses		Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment (3)	Net Expenses
CLASS S
American Century Select Portfolio	0.64%	0.00%	0.25%	0.02	%(2)	0.91%	0.00%	0.91%
BlackRock Large Cap Growth Portfolio(4)	0.80%	0.00%	0.25%	0.00%		1.05%	(0.05)%	1.00%
BlackRock Large Cap Growth Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(4)(5)	0.79%	0.00%	0.25%	0.00%		1.04%	(0.13)%	0.91%
CLASS S2
American Century Select Portfolio	N/A	N/A	N/A	N/A		N/A	N/A	N/A
BlackRock Large Cap Growth Portfolio(4)	0.80%	0.25%	0.25%	0.00%		1.30%	(0.15)%	1.15%
BlackRock Large Cap Growth Portfolio (Surviving Portfolio After Reorganization) (Estimated Pro Forma)(4)(5)	0.79%	0.25%	0.25%	0.00%		1.29%	(0.23)%	1.06%

(1)

The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2006, as adjusted for contractual changes and waivers, if any.

(2)

Under the Administrative Services Agreement between IPI and the administrator to the Portfolio, ING Funds Services, LLC (“IFS”), IFS provides administrative services necessary for American Century Select Portfolio’s ordinary operation and is responsible for the supervision of the Portfolio’s other service providers. IFS also assumes all ordinary recurring costs of the Portfolio, such as custodian fees, director’s fees, transfer agency fees and accounting fees.

(3)

For BlackRock Large Cap Growth Portfolio, IFD has contractually agreed to waive 0.10% and 0.15% of the distribution fees for Class S2 and ADV Class shares, respectively, which will continue through at least May 1, 2008. Additionally, the Adviser has contractually agreed to waive a portion of the Advisory Fee for BlackRock Large Cap Growth Portfolio. Based upon net assets as of June 30, 2006, the Advisory Fee waiver would equal 0.05%. This expense waiver will continue through at least May 1, 2008. There is no guarantee that this waiver will continue after this date.

(4)

The Management Agreement between ING Investors Trust, on behalf of the Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of each Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

(5)

In connection with the Reorganization, pending shareholder approval, DSL has contractually agreed to waive all or a portion of the its investment management fees so that the maximum total operating expense ratios of BlackRock Large Cap Growth Portfolio do not exceed 1.26%, 0.66%, 0.91% and 1.06% for ADV Class, Class I, Class S and Class S2 shares, respectively, from April 30, 2007 through May 1, 2009. There is no guarantee that the expense limit will continue after that date.

Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

	American Century Select Portfolio				BlackRock Large Cap Growth Portfolio
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class	$118	$368	$638	$1,409	$137	$470	$826	$1,829
Class I	$67	$211	$368	$822	$77	$250	$439	$985
Class S	$93	$290	$504	$1,120	$102	$329	$575	$1,278
Class S2	N/A	N/A	N/A	N/A	$117	$397	$699	$1,555

	Estimated Pro Forma:* BlackRock Large Cap Growth Portfolio
	1 Year	3 Years	5 Years	10 Years
ADV Class	$128	$400	$756	$1,759
Class I	$67	$211	$398	$940
Class S	$93	$290	$534	$1,234
Class S2	$108	$337	$638	$1,492

*	The examples reflect the contractual expense limits for the one-year period and the first two years of the five- and ten-year periods.

General Information

Certain holdings of American Century Select Portfolio that are transferred to BlackRock Large Cap Growth Portfolio in connection with the Reorganization may be sold prior to or shortly after the Reorganization. Such sales would result in increased transaction costs and may result in the realization of taxable gains or losses for the Portfolios.

Key Differences in the Rights of ING American Century Select Portfolio’s Shareholders and ING BlackRock Large Cap Growth Portfolio’s Shareholders

American Century Select Portfolio is organized as a separate series of IPI, a Maryland corporation and is governed by its Articles of Incorporation and Bylaws. BlackRock Large Cap Growth Portfolio is organized as a separate series of IIT, a Massachusetts business trust, and is governed by its Declaration of Trust and Bylaws. Key differences under American Century Select Portfolio’s Articles of Incorporation/Bylaws and BlackRock Large Cap Growth Portfolio’s Declaration of Trust/Bylaws are presented on the next page.

American Century Select Portfolio	BlackRock Large Cap Growth Portfolio

Shareholders have the power to elect and remove Directors. Any or all of the Directors may be removed by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term.

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby. The Board of Directors has the power to amend By-laws.

Trustees have the power to amend the Declaration of Trust, subject to certain conditions, so long as such amendment does not materially adversely affect the rights of any shareholders and is not in contravention of applicable law. Trustees may also amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

The shareholders shall have the power to vote with respect to the election and removal of Trustees, investment advisory contract, merger, consolidation or sale of assets.

The Trustees have the power to amend Bylaws.

Because American Century Select Portfolio is organized as a series of a Maryland corporation and BlackRock Large Cap Growth Portfolio is organized as a series of a Massachusetts business trust, some differences between the rights of shareholders of the Portfolios do exist. Under Maryland law, shareholders of American Century Select Portfolio have no personal liability for the Portfolio’s acts or obligations. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, BlackRock Large Cap Growth Portfolio’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio. As such, shareholders have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of American Century Select Portfolio in exchange for shares of beneficial interest of BlackRock Large Cap Growth Portfolio and the assumption by BlackRock Large Cap Growth Portfolio of American Century Select Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of BlackRock Large Cap Growth Portfolio shares to shareholders of American Century Select Portfolio, as provided for in the Reorganization Agreement. American Century Select Portfolio will then be liquidated.

Each shareholder of ADV Class, Class I and Class S shares of American Century Select Portfolio will hold, immediately after the Closing Date, the corresponding share classes of BlackRock Large Cap Growth Portfolio having an aggregate value equal to the aggregate value of the shares of American Century Select Portfolio held by that shareholder as of the close of business on the Closing Date, except that shareholders of ADV Class shares of American Century Select Portfolio will become shareholders of Class S2 shares of BlackRock Large Cap Growth Portfolio in lieu of ADV Class shares. The fee structure for Class S2 shares of BlackRock Large Cap Growth Portfolio is more closely aligned with that of the ADV share class of American Century Select Portfolio. In the interest of economy and convenience, shares of BlackRock Large Cap Growth Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of American Century Select Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. DSL also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Boards of Trustees/Directors of the Portfolios at a meeting held on January 11, 2007. The Trustees/Directors of the Portfolios, including all of the Trustees/Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

The Reorganization will allow American Century Select Portfolio’s shareholders to continue to participate in a professionally-managed portfolio that seeks the long term growth of capital. Additionally, the proposed Reorganization will result in lower net expenses for ADV Class shareholders of American Century Select Portfolio and have no negative impact on the net expenses paid by shareholders of Class I and Class S shares of the Portfolio.

Board Considerations

The Board of Directors of American Century Select Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Fund complex;

•                  Management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the transaction to shareholders, including that the surviving Portfolio would have a larger asset base and should be better positioned to achieve economies of scale;

•                  the relative investment performance of American Century Select Portfolio as compared to BlackRock Large Cap Growth Portfolio, including that the 1-year and 3-year performance of BlackRock Large Cap Growth Portfolio is superior to that of American Century Select Portfolio;

•                  the expense ratios and information regarding fees and expenses of American Century Select Portfolio and BlackRock Large Cap Growth Portfolio, including that the proposed Reorganization is expected to result in lower net expenses for ADV Class shareholders of American Century Select Portfolio and have no negative impact on the net expenses paid by shareholders of Class I and Class S shares of the Portfolio;

•                  the relative size of the Portfolios (American Century Select is the larger Portfolio);

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

•                  the similarities and differences between investment objectives and strategies of American Century Select Portfolio and those of BlackRock Large Cap Growth Portfolio;

•                  all fees and expenses in connection with the Reorganization will be shared equally between American Century Select Portfolio and DSL or an affiliate of DSL;

•                  the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

•                  any benefits that may be realized by the Adviser including that after the Reorganization, DSL, the Adviser to BlackRock Large Cap Growth Portfolio, will be able to retain more of the advisory fee (based on the net assets in the Portfolio as of November 30, 2006, the additional retained amount is estimated to be about $108,600 in the first year and $153,600 per year thereafter); and

•                  the tax consequences of the Reorganization to American Century Select Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.

The Board of Directors also considered the future potential benefits to DSL in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

The Directors of American Century Select Portfolio recommend that shareholders approve the Reorganization with BlackRock Large Cap Growth Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither American Century Select Portfolio nor its shareholders, nor BlackRock Large Cap Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be shared equally between American Century Select Portfolio and DSL or an affiliate of DSL. The costs of the Reorganization shall include, but not be limited to, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of American Century Select Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the American Century Select Portfolio will be allocated to BlackRock Large Cap Growth Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

American Century Select Portfolio is organized as a separate series of IPI, an open-end management investment company organized as a Maryland corporation. IPI is governed by a Board of Directors consisting of eleven members. For more information on the history of IPI, see the SAI of American Century Select Portfolio.

BlackRock Large Cap Growth Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust. IIT is governed by a Board of Trustees consisting of eleven members. For more information on the history of IIT, see the SAI of BlackRock Large Cap Growth Portfolio.

Adviser

DSL, a Delaware limited liability company, serves as the Adviser to the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and is registered with the NASD as a broker-dealer. As of December 31, 2006, DSL managed over $41.6 billion in registered investment company assets.(1) DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of each Portfolio. DSL is responsible for monitoring the investment programs and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Board or its Adviser. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or the investment adviser may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Boards’ approval of portfolio management relationships, please refer to each American Century Select Portfolio’s annual report dated December 31, 2005, and BlackRock Large Cap Growth Portfolio’s annual report, dated December 31, 2005. DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

Distributor

ING Funds Distributor, LLC (“IFD”) serves as the distributor for the Portfolios. IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD.

(1) This reflects the combined assets under management of DSI and ILIAC after their investment advisory functions were consolidated into DSL effective December 31, 2006.

To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Dividends, Distributions and Taxes

Each Portfolio distributes to its insurance company separate accounts substantially all its net investment income and net capital gains, if any, each year. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code. As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company’s separate accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by American Century Select Portfolio’s shareholders, then as soon as practicable before the Closing Date, American Century Select Portfolio will pay insurance company separate accounts that own its shares a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2006, and on a pro forma basis as of June 30, 2006 giving effect to the Reorganization:

	Net Assets		Net Asset Value Per Share	Shares Outstanding
American Century Select Portfolio
ADV Class	$14,001,351		$8.56	1,634,762
Class I	$334,750,590		$8.77	38,184,296
Class S	$5,189,548		$8.66	599,462
BlackRock Large Cap Growth Portfolio
ADV Class	$3,018,135		$11.25	268,365
Class I	$973,083		$11.34	85,791
Class S	$145,710,400		$11.34	12,847,978
Class S2	$5,961		$11.25	530
Pro Forma – BlackRock Large Cap Growth Portfolio including American Century Select Portfolio
ADV Class	$3,018,135	(1)	$11.25	268,365
Class I	$335,681,113	(1)	$11.34	29,595,028	(2)
Class S	$150,899,288	(1)	$11.34	13,305,507	(2)
Class S2	$14,005,532	(1)	$11.25	1,245,249	(2)

(1)           Reflects adjustment for estimated one time merger expense of ($42,560), ($660) and ($1,780) on Classes I, S and S2 respectively.

(2)           Reflects new shares issued, net of retired shares of American Century Select Portfolio of (8,675,059), (141,933) and 1,244,719 for Classes I, S and S2 respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about March 20, 2007. In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-262-3862.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with American Century Select Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of American Century Select Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote the Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of American Century Select Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

Only shareholders of American Century Select Portfolio at the close of business on February 2, 2007 (the “Record Date”) will be entitled to be present and give voting instructions for American Century Select Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 23, 2007.  As of the Record Date, the following shares of beneficial interest of American Century Select Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class	1,190,272.1420
Class I	32,211,780.2780
Class S	459,715.8070
Total	33,861,768.2270

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of February 2, 2007, no current Director owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors own, as a group, less than 1% of the shares of either Portfolio.

Appendix D hereto lists the persons that, as of February 2, 2007, owned beneficially or of record 5% or more of the outstanding shares of any Class of American Century Select Portfolio or BlackRock Large Cap Growth Portfolio.

Other Matters to Come Before the Special Meeting

American Century Select Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

American Century Select Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by American Century Select Portfolio’s management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,

Secretary

March 20, 2007

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

APPENDIX A

PORTFOLIO MANAGER’S REPORT FOR ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

Set forth below is an excerpt from BlackRock Large Cap Growth Portfolio’s annual report dated December 31, 2005 (1).

*              *              *              *

Market Perspective:  Year Ended December 31, 2005

In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, global equities registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International (“MSCI”) World® Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for currencies, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar’s unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters’ burgeoning wealth into dollar securities, the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances, and, regarding the yen’s particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

For more than a year, the main issue for US fixed income investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee (“FOMC”) had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors’ hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

The U.S. equities market in the form of the Standard & Poor’s 500 Composite Stock Price (“S&P 500”) Index (4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year,  thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year-end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures, on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers’ reports and, with consumer confidence slumping, the word “stagflation” was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product (“GDP”) growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

In international markets Japan was the shining star of the second half, soaring 33.3%, based on the MSCI Japan® Index(5)

(1) Effective November 6, 2006, in connection with a Sub-adviser change, the Portfolio changed its name from ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio.

in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that Japan is re-emerging as a balanced economy and less dependent on exports. Corporations and the banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. European ex UK markets leaped 11.8%, according to the MSCI Europe ex UK® Index (6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK equities advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK® Index (7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

(1) The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *              *

The ING Mercury Large Cap Growth Portfolio (the “Portfolio”) seeks long-term growth of capital. The Portfolio is managed by a team of investment professionals led by Robert C. Doll, Jr., CFA, Mercury Advisors — the Sub-Adviser.

Performance: For the year ended December 31, 2005, the Portfolio’s Class S shares provided a total return of 10.31%, compared to the Russell 1000 Growth Index and the Standard & Poor’s Composite Stock Price®  (“S&P 500”)

Index, which returned 5.26% and 4.91%, respectively, for the same period.

Portfolio Specifics: Several factors contributed to the Portfolio’s outperformance versus the benchmark for the 12-month period. Stock selection in healthcare (most notably Express Scripts, Inc., Aetna, Inc., and McKesson Corp.), information technology (Apple Computer, Inc. and Red Hat, Inc.) and consumer discretionary (Nordstrom, Inc., Circuit City Stores, Inc. and Darden’s Restaurants, Inc.) significantly enhanced the relative return. Other positive contributors included security selection in financials, industrials, energy and materials, a modest overweight in energy, and underweights in consumer staples, industrials and utilities. Conversely, overweights in consumer discretionary and information technology, as well as a small underweight in healthcare, somewhat hindered the comparative performance.

The recurring themes in the market environment in 2005 were rising short-term interest rates and higher energy prices. The Federal Reserve Board (“Fed”) raised the target federal funds rate from 2.25% to 4.25% in eight increments of 25 basis points during the year. Nonetheless, we believe the continued favorable inflationary outlook and the emerging weakness in the housing sector should give the Fed sufficient reason to hold the fed funds rate at 4.5%, rather than risk choking off economic growth. The central bank removed the word “accommodative” from its description of monetary policy and suggested that future rate hikes will be data dependent.

While U.S. economic growth slowed from around 4.5% in 2004 to close to 3.5% in 2005, earnings growth remained strong with low double-digit percentage gains. The U.S. economy is beginning its fifth year of expansion (the average length of an economic expansion is 5.75 years), but real economic growth has been only about half of what it would be in a normal economic cycle, while corporate profit growth has been much stronger than normal. The length of the equity bull market has now matched the average of post-World War II bull markets (38 months), but is some distance short of the typical bull market gain.

Current Strategy and Outlook: We currently maintain the Portfolio’s overweights versus the benchmark in cyclical companies such as those in the information technology and energy sectors. The Portfolio remains underweight in financials and consumer staples. In recent months, we have brought our positions in several sectors more closely in line with their benchmark weights.

As 2006 begins, we believe there will be a moderate deceleration in U.S. economic growth to an approximate annualized rate of 3% as the effect of a weakening consumer is partially offset by capital spending. While the slowing economy may lead to an increase in earnings disappointments, we believe that, overall, the risk of recession is slight but that an increase in market volatility is likely.

Average Annual Total Returns for the Periods Ended December 31, 2005

	1 Year	Since Inception of ADV Class March 17, 2004	Since Inception of Class S May 1, 2002
Class ADV	9.86%	11.05%	—
Class S	10.31%	—	6.32%
Russell 1000 Growth Index(1)	5.26%	6.16%	4.38%
S&P 500 Index(2)	4.91%	7.99%	6.00%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Mercury Large Cap Growth Portfolio against the Russell 1000 Growth Index and the S&P 500 Index. The Indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract. The performance shown indicates past performance and is not a projection or prediction of future results. Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost. Please call (800) 922-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)     The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

(2)     The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

(3)     Since inception performance of the Index is shown from April 1, 2004.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 11th day of January, 2007, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING BlackRock Large Cap Growth Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING American Century Select Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class (“Class S2”) voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.                              Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class I and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Portfolio the number of full and fractional Class S2 Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Adviser Class (“Class A”) shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S2, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.                              The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.                              The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Company, on behalf of the Acquired Portfolio, to the Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.                              Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class I and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1; (ii) distribute to the Acquired Portfolio’s shareholders of record with respect to Class A shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class S2 received by the Acquired Portfolio pursuant to paragraph 1.1; and (iii) completely liquidate. Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of Class A, Class I and Class S Acquired Portfolio’s shareholders, determined as of immediately after the close of business on the Closing Date (“Acquired Portfolio Shareholders”). The aggregate net asset value of Class I and Class S Acquiring Portfolio Shares to be so credited to Class I and Class S Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. The aggregate net asset value of Class S2 Acquiring Portfolio Shares to be so credited to Class A Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares of Class A owned by such shareholders on the Closing Date. All issued and outstanding Class I and Class S Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class I and Class S shares of the Acquired Portfolio will represent a number of the class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. All issued and outstanding Class A shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class A Acquired Portfolio Shares will represent a number Class S2 Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class I, Class S and Class S2 Acquiring Portfolio Shares in connection with such exchange.

1.5.                              Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.                              Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.                              The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.                              The net asset value of a Class I, Class S and Class S2 Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the

Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.                              The number of the Class I and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class I and Class S assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the same Class determined in accordance with paragraph 2.2. The number of the Class S2 Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class A assets shall be determined with respect to Class A by dividing the value of the net assets with respect to the Class A shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class S2 Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.                              All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Fund’s respective independent accountants.

3.                                      CLOSING AND CLOSING DATE

3.1.                              The Closing Date shall be April 28, 2007 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.                              The Acquired Portfolio shall direct The Bank of New York as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.                              The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class A, Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.                              In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.                              Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Trust as follows:

(a)                                  The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)                                    The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)                                 All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)                                 Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)                                     The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)                                     Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)                                  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired

Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)                                     For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)                               All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)                                 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)                                 The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

(p)                                 The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.                              Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Company as follows:

(a)                                  The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)                                 The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)                                  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)                                 The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)                                  On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)                                    The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)                                 Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)                                 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)                                     Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)                                     On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)                                  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)                                     All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)                               The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)                                 Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)                                 The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.                              The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.                              The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.                              The Acquired Portfolio covenants that the Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.                              The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.                              Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.                              The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.                              As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class I, Class S and Class S2 Acquiring Portfolio Shares received at the Closing.

5.8.                              The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.                              The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder; and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.                        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.                              All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.                              The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

6.3.                              The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.                              All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.                              The Company shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

7.3.                              The Company shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.                              The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.                              The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.                              The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.                              The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Company’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.1;

8.2.                              On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.                              All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.                              The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.                              The parties shall have received the opinion of Dechert LLP addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.                              The Company, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2                                 The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.                        The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.                        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before August 31, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class I, Class S and Class S2 Acquiring Portfolio Shares to be issued to the Class A, Class I and Class S Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.                        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.                        This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

14.4.                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.                        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only the corporate property of the Acquired Portfolio, as provided in the Articles of Incorporation of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

Attest:	ING INVESTORS TRUST on behalf of its
ING BLACKROCK LARGE CAP GROWTH
PORTFOLIO Series

By:
SECRETARY

Title:

Attest:	ING PARTNERS, INC. on behalf of its
ING AMERICAN CENTURY SELECT
PORTFOLIO Series

By:
SECRETARY

Title:

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APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

(“PORTFOLIO”)

SHAREHOLDER GUIDE

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered to variable annuity and variable life insurance separate accounts (“Variable Contracts”) and as an investment option to qualified pension and retirement plans (“Qualified Plans”). The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying Treasury Regulations. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (“Board”) intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.

Determination of Net Asset Value

The NAV per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

•              Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•              Securities of an issuer that has entered into a restructuring;

•              Securities whose trading has been halted or suspended;

•              Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•              Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Investment Adviser

Directed Services, LLC (“DSL” or Adviser”), a Delaware limited liability company, serves as the adviser to BlackRock Large Cap Growth Portfolio.(1) DSL has overall responsibility for the management of the Portfolio. DSL provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser and is registered with the NASD as a broker-dealer. DSL is a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

As of June 30, 2006, DSL managed over $24.5 billion in registered investment company assets.(2)  The principal address of DSL is 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s portfolio. DSL is responsible for monitoring the investment program and performance of the Portfolio’s sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

(1)  Prior to December 31, 2006, the Portfolio was advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006 DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the advisory functions of DSI and ING Life Insurance and Annuity Company (“ILIAC”), both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL effective December 31, 2006.  DSL is a dually registered investment adviser and broker dealer.  The management personnel responsible for the provision of investment advisory services to the Portfolio and the nature and level of services provided to the Portfolio will not change as a result of this internal reorganization.

(2)  This reflects the assets under management of DSI before it was reorganized into DSL effective December 31, 2006.

Sub-Adviser

DSL has engaged BlackRock Investment Management, LLC (“BlackRock Investment Management” or “Sub-Adviser”) as Sub-Adviser to the Portfolio. BlackRock Investment Management is organized as a Delaware limited liability company. BlackRock Investment Management is registered with the SEC as an investment adviser and has its principal offices located at 800 Scudders Mill Rd., Plainsboro NJ 08536. BlackRock Investment Management provides a broad range of equity and fixed-income investment management services to individuals and institutions, and managed over $1.07 trillion in assets as of September 30, 2006. BlackRock Investment Management is wholly-owned by BlackRock, Inc., which is 49.8% owned by Merrill Lynch, located at 4 World Financial Center, New York, NY 10080; 34% owned by the PNC Financial Services Group, Inc., located at 1 PNC Plaza, 249 Fifth Avenue, Pittsburgh, PA 15222-2707; and approximately 17% owned by its employees and the public.

Robert C. Doll, Jr., CFA has been a portfolio manager of the Portfolio since its inception and is primarily responsible for the day-to-day management of the Portfolio. Mr. Doll had been the President of Merrill Lynch Investment Managers (“MLIM”) since 2001, President and a member of the Board of the funds advised by MLIM and its affiliates since 2005, and was Co-Head (Americas Region) of MLIM from 1999-2000.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies. The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

DSL pays the Sub-Adviser a fee at an annual rate based on the average daily net asset value of the Portfolio. DSL pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 28, 2006, provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

In addition to advisory services, DSL has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolio. DSL procures and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSL also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. DSL also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSL does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and

Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

ING Investors Trust pays a management fee to DSL for its services. Out of this management fee, DSL in turn pays the Sub-Adviser its portfolio management fee. The management fee paid to DSL is distinct because ING Investors Trust has a “bundled” fee arrangement, under which DSL, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSL.

Pursuant to an Administrative Services Sub-Contract between ING Investors Trust, on behalf of the Portfolio and ING Funds Services, LLC (“IFS”), IFS has agreed to provide certain administrative services necessary to properly conduct the Portfolio’s business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio’s compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio.

Portfolio Distribution

IFD (the “Distributor”) is the principal underwriter and distributor of the Portfolio. IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the NASD BrokerCheck Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Service Class (Class S), Service 2 Class (Class S2), Adviser Class and Institutional Class. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

Service Fees

ING Investors Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S and Class S2 shares of the Portfolio. The Plan allows IFD, the Distributor, to use payments under the Plan for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares of the Portfolio. Services that may be provided under the Plan include, among other things, providing information about the Portfolio. Under the Plan, the Portfolio makes payments to IFD at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S or Class S2 shares.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio’s Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company’s Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING Groep entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary’s customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.

Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI for the Portfolio. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1).

The Portfolio’s complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING BlackRock Large Cap Growth Portfolio’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2006, which is unaudited.

	Class I	ADV Class
	April 28, 2006(3) to June 30, 2006	Six Months Ended June 30,2006	Year Ended December 31, 2005	March 17, 2004(3) to December 31, 2004
	(Unaudited)	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.97	11.48	10.45	10.06
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.02)	(0.02)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.64)	(0.21)	1.05	1.25
Total from investment operations	$(0.63)	(0.23)	1.03	1.25
Less distributions from:
Net realized gain on investments	$—	—	—	0.85
Return of capital	$—	—	—	0.01
Total distributions	$—	—	—	0.86
Net asset value, end of period	$11.34	11.25	11.48	10.45
Total Return(1)%	(5.26)	(2.00)	9.86	12.57
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$973	3,018	1,714	91
Ratios to average net assets:
Net expenses after expense waiver(2)%	0.75	1.35	1.36	1.41
Gross expenses prior to expense waiver(2)%	0.80	1.50	1.56	1.41
Net investment income (loss) (2)%	0.30	(0.47)	(0.64)	(0.24)
Portfolio turnover rate	% 46	46	155	204

(1)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)           Annualized for periods less than one year.

(3)           Commencement of operations.

(4)           Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*              Amount is less than $0.005.

	Class S2		Class S
	May 26, 2006(3) to June 30		Six Months Ended June 30,	Year Ended December 31,				May 1, 2002(3) to December 31,
	2006		2006	2005	2004		2003	2002
	(Unaudited)		(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$11.37		11.56	10.48	10.22		8.05	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00	**	(0.01)	(0.01)	(0.00	)*	(0.02)	(0.01)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$(0.12)		(0.21)	1.09	1.12		2.19	(1.94)
Total from investment operations	$(0.12)		(0.22)	1.08	1.12		2.17	(1.95)
Less distributions from:
Net realized gain on investments	$—		—	—	0.85		—	—
Return of capital	$—		—	—	0.01		—	—
Total distributions	$—		—	—	0.86		—	—
Net asset value, end of period	$11.25		11.34	11.56	10.48		10.22	8.05
Total Return(1)%		(1.06)	(1.90)	10.31	11.10		26.96	(19.50)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6		145,710	155,252	18,862		14,481	4,757
Ratios to average net assets:
Net expenses after brokerage commission recapture and after expense waiver(2)(4)%	1.15		1.00	1.01	1.05		1.05	1.05
Net expenses after expense waiver and prior to brokerage commission recapture(2)(4)%	1.30		1.05	1.06	1.05		1.05	1.05
Gross expense prior to brokerage commission recapture and prior to expense waiver(2)%	0.00	**	(0.14)	(0.27)	(0.01)		(0.27)	(0.09)
Portfolio turnover rate	% 46		46	155	204		102	56

(1)           Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)           Annualized for periods less than one year.

(3)           Commencement of operations. (This share class was liquidated on October 3, 2005 and recommenced operations on May 26, 2006).

(4)           Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Class S2 shares of the Portfolio. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

*              Per share numbers have been calculated using the average number of shares outstanding throughout the period.

**           Amount is less than $0.005 or less than 0.01%.

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APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of February 2, 2007:

ING AMERICAN CENTURY SELECT PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization(1)
Reliastar Life Insurance Company FBO SVUL I Attn: Jill Barth Conveyor TN41 151 Farmington Ave. Hartford, CT 06156-0001	67.7% ADV Class; 8.0% Class I; 87.9% Class S; Beneficial	11.2%	2.2%

ING Life Insurance & Annuity Company Attn: Valuation Unit-TN41 151 Farmington Ave. Hartford, CT 06156-0001	17.5% ADV Class; 91.6% Class I; Beneficial	87.8%	17.3%

Reliastar Life Insurance Company of New York 151 Farmington Ave. TN41 Hartford, CT 06156-0001	11.9% ADV Class; Beneficial	0.4%	0.1%

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization(1)
ING National Trust 151 Farmington Ave. #41 Hartford, CT 06156-0001	92.0% ADV Class; Beneficial	3.0%	0.3%

ING Life Insurance & Annuity Company Attn: Valuation Unit-TS31 151 Farmington Ave. Hartford, CT 06156-0001	8.0% ADV Class; Beneficial	0.3%	0.0%

Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	79.3% Class I; Beneficial	0.7%	0.1%

Reliastar Life Insurance Company FBO SVUL I Attn: Jill Barth Conveyor TN41 151 Farmington Ave. Hartford, CT 06156-0001	20.2% Class I; 99.9% Class S2; Beneficial	0.2%	2.2%

ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr. West Chester, PA 19380-1478	95.7% Class S; Beneficial	91.7%	9.5%

(1)          On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on February 2, 2007.

D-1

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PART B

ING INVESTORS TRUST

Statement of Additional Information

March 20, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING American Century Select Portfolio	ING BlackRock Large Cap Growth Portfolio
(a series of ING Partners, Inc.)	(a series of ING Investors Trust)
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING American Century Select Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING American Century Select Portfolio will be transferred to ING BlackRock Large Cap Growth Portfolio in exchange for shares of ING BlackRock Large Cap Growth Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The SAI for ING BlackRock Large Cap Growth Portfolio, dated April 28, 2006, as filed on April 27, 2006, and the SAI for ING American Century Select Portfolio, dated April 28, 2006, as filed on April 27, 2006.

2.                           The Financial Statements of ING BlackRock Large Cap Growth Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006, and the Financial Statements of the ING American Century Select Portfolio are included in the Annual Report, dated December 31, 2005, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006.

This SAI is not a prospectus. A Prospectus/Proxy Statement dated March 20, 2007, relating to the Reorganization of ING American Century Select Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2006. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2006 (Unaudited)

	ING American Century Select Portfolio	ING BlackRock Large Cap Growth Portfolio(A)	Pro Forma Adjustments		ING BlackRock Large Cap Growth Portfolio Pro Forma Combined

ASSETS:
Investments in securities at value+*	$354,821,462	$149,392,310			$504,213,772
Short-term investments at amortized cost	50,767,393	7,241,199			58,008,592
Cash	—	47,210			—
Foreign currencies at value**	15,892	—			15,892
Receivables:
Investment securities sold	2,152,815	—			2,152,815
Fund shares sold	12,231	285,114			297,345
Dividends and interest	318,421	97,568			415,989
Prepaid expenses	—	575			575
Total assets	408,088,214	157,063,976			565,104,980

LIABILITIES:
Payable for fund shares redeemed	2,630,567	65			2,630,632
Payable upon receipt of securities loaned	50,767,393	7,241,199			58,008,592
Unrealized depreciation on forward currency contracts	92,018	—			92,018
Payable to affiliates	198,069	115,133	45,000	(B)	358,202
Payable to custodian due to bank overdraft	458,678	—			411,468
Total liabilities	54,146,725	7,356,397	45,000		61,500,912
NET ASSETS	$353,941,489	$149,707,579	$(45,000)		$503,604,068

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$358,219,372	$139,038,328			$497,257,700
Undistributed net investment income	6,290,439	(110,905)	(45,000	)(B)	6,134,534
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(6,033,695)	4,494,655			(1,539,040)
Net unrealized appreciation or depreciation on investments and foreign currency related transactions	(4,534,627)	6,285,501			1,750,874
NET ASSETS	$353,941,489	$149,707,579	$(45,000)		$503,604,068

+ Including securities loaned at value	$49,506,701	$7,106,881			$56,613,582
* Cost of investments in securities	$359,264,963	$143,106,809			$502,371,772
*’* Cost of foreign currencies	$15,890	$—			$15,890

(A)	Formerly known as ING Mercury Large Cap Growth Portfolio.
(B)	Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

STATEMENTS OF OPERATIONS for the twelve months ended June 30, 2006 (Unaudited)

	ING American Century Select Portfolio	ING BlackRock Large Cap Growth Portfolio (A)	Pro Forma Adjustments		ING BlackRock Large Cap Growth Portfolio Pro Forma Combined
INVESTMENT INCOME:
Dividends	$5,312,181	$1,001,244			$6,313,425
Interest	180,070	19,880			199,950
Securities lending income	54,161	—			54,161
Total investment income	5,546,412	1,021,124			6,567,536

EXPENSES:
Investment management / Unified fees	2,745,540	1,000,215	630,992	(B)	4,376,747
Shareholder Services fees:
ADV Class	99,132	11,631	(99,132	)(C)	11,631
Class S	17,928	306,812			324,740
Class S2	—	2,969	99,132	(C)	102,101
Administrative service fees	85,791	—	(85,791	)(B)	—
Trustee fees and expenses	—	4,076			4,076
Total expenses	2,948,391	1,325,703	545,201		4,819,295
Less:
Net waived and reimbursed/recouped fees	—	(66,479)	(677,537	)(C)	(744,016)
Net expenses	2,948,391	1,259,224	(132,336)		4,075,279
Net investment income	2,598,021	(238,100)	132,336		2,492,257

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES:
Net realized gain (loss) on:
Investments	36,600	4,057,003			4,093,603
Foreign currencies	(171,204)	1,711			(169,493)
Futures	87,052	—			87,052
Net realized gain on investments and foreign currency related transactions	(47,552)	4,058,714	—		4,011,162
Net change in unrealized appreciation or depreciation on:
Investments	(10,398,562)	4,097,972			(6,300,590)
Foreign currency related transactions	(109,382)	—			(109,382)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(10,507,944)	4,097,972			(6,409,972)
Net realized and unrealized gain on investments and foreign currency related transactions	(10,555,496)	8,156,686	—		(2,398,810)
Increase in net assets resulting from operations	$(7,957,475)	$7,918,586	$132,336		$93,447

* Foreign taxes withheld	$115,855	$—	$—	$115,855

(A)                              Formerly known as ING Mercury Large Cap Growth Portfolio.

(B)                                Reflects adjustment in expenses due to effects of contractual rates of surviving fund.

(C)                                Reflects adjustment in expenses due to merging ADV Class into Class S2.

See Accompanying Notes to Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2006

ING American Century	ING BlackRock Large Cap	ING BlackRock Large Cap Growth Portfolio				ING American Century	ING BlackRock Large	ING BlackRock Large Cap Growth Portfolio
Select Portfolio	Growth Portfolio	Pro Forma (Unaudited)				Select Portfolio	Cap Growth Portfolio	Pro Forma (Unaudited)
	Shares						Value
COMMON STOCK: 100.1%
				Advertising:	1.4%
76,690	—	76,690		Omnicom Group		$6,832,312	$—	$6,832,312
						6,832,312	—	6,832,312

				Aerospace/Defense:	5.2%
82,170	38,000	120,170		Boeing Co.		6,730,545	3,112,580	9,843,125
98,780	—	98,780		General Dynamics Corp.		6,466,139	—	6,466,139
—	29,000	29,000		Lockheed Martin Corp.		—	2,080,460	2,080,460
—	36,000	36,000		Raytheon Co.		—	1,604,520	1,604,520
110,080	—	110,080		Rockwell Collins, Inc.		6,150,170	—	6,150,170
						19,346,854	6,797,560	26,144,414

				Agriculture:	1.4%
176,790	—	176,790		Archer-Daniels-Midland Co.		7,297,891	—	7,297,891
						7,297,891	—	7,297,891

				Airlines:	0.3%
—	65,000	65,000	@,L	AMR Corp.		—	1,652,300	1,652,300
						—	1,652,300	1,652,300

				Apparel:	0.3%
—	26,000	26,000		Polo Ralph Lauren Corp.		—	1,427,400	1,427,400
						—	1,427,400	1,427,400

				Auto Parts & Equipment:	0.2%
—	92,000	92,000	@,L	Goodyear Tire & Rubber Co.		—	1,021,200	1,021,200
						—	1,021,200	1,021,200

				Banks:	6.1%
176,000	—	176,000		Bank of America Corp.		8,465,600	—	8,465,600
146,060	—	146,060		Northern Trust Corp.		8,077,118	—	8,077,118
—	5,000	5,000		State Street Corp.		—	290,450	290,450
72,720	—	72,720	@@,L	UBS AG**		7,977,384	—	7,977,384
196,580	—	196,580		US Bancorp.		6,070,390	—	6,070,390
						30,590,492	290,450	30,880,942

				Beverages:	1.9%
483,471	—	483,471	@@	Diageo PLC**		8,120,531	—	8,120,531
—	50,000	50,000		Pepsi Bottling Group, Inc.		—	1,607,500	1,607,500
						8,120,531	1,607,500	9,728,031

				Biotechnology:	0.1%
—	14,000	14,000	@	Biogen Idec, Inc.		—	648,620	648,620
						—	648,620	648,620

				Chemicals:	1.4%
171,320	—	171,320		EI DuPont de Nemours & Co.		7,126,912	—	7,126,912
						7,126,912	—	7,126,912

				Coal:	1.1%
101,090	—	101,090		Peabody Energy Corp.		5,635,768	—	5,635,768
						5,635,768	—	5,635,768

				Commercial Services:	3.1%
—	16,000	16,000		Corporate Executive Board Co.		—	1,603,200	1,603,200
41,080	—	41,080	@,L	CoStar Group, Inc.		2,457,816	—	2,457,816
2,572,500	—	2,572,500	@@	Hopewell Highway Infrastructure Ltd.**		1,938,996	—	1,938,996
—	34,000	34,000		McKesson Corp.		—	1,607,520	1,607,520
—	45,000	45,000		Paychex, Inc.		—	1,754,100	1,754,100
143,880	—	143,880	L	Robert Half International, Inc.		6,042,960	—	6,042,960
						10,439,772	4,964,820	15,404,592

				Computers:	2.8%
—	91,000	91,000	@	Cadence Design Systems, Inc.		—	1,560,650	1,560,650
—	62,000	62,000	@	Ceridian Corp.		—	1,515,280	1,515,280
—	108,000	108,000	@	Dell, Inc.		—	2,636,280	2,636,280
—	64,000	64,000		Electronic Data Systems Corp.		—	1,539,840	1,539,840
90,250	—	90,250		Hewlett-Packard Co.		2,859,120	—	2,859,120
—	8,000	8,000		International Business Machines Corp.		—	614,560	614,560
—	8,925	8,925	@	NCR Corp.		—	327,012	327,012
—	72,000	72,000	@	Synopsys, Inc.		—	1,351,440	1,351,440
—	80,000	80,000	@	Western Digital Corp.		—	1,584,800	1,584,800
						2,859,120	11,129,862	13,988,982

				Cosmetics/Personal Care:	3.4%
262,682	—	262,682		Avon Products, Inc.		8,143,142	—	8,143,142
121,830	9,000	130,830		Colgate-Palmolive Co.		7,297,617	539,100	7,836,717
—	24,000	24,000		Procter & Gamble Co.		—	1,334,400	1,334,400
						15,440,759	1,873,500	17,314,259

				Diversified Financial Services:	5.4%
67,980	—	67,980	L	Capital One Financial Corp.		5,808,891	—	5,808,891
—	116,000	116,000		Charles Schwab Corp.		—	1,853,680	1,853,680
49,190	12,000	61,190		Goldman Sachs Group, Inc.		7,399,652	1,805,160	9,204,812
199,820	—	199,820		JPMorgan Chase & Co.		8,392,440	—	8,392,440
—	29,000	29,000		Morgan Stanley		—	1,833,090	1,833,090
						21,600,983	5,491,930	27,092,913

				Electric:	0.7%
116,150	—	116,150		PPL Corp.		3,751,645	—	3,751,645
						3,751,645	—	3,751,645

				Electrical Components & Equipment	2.2%
29,260	—	29,260		Emerson Electric Co.		2,452,281	—	2,452,281
54,990	—	54,990	@,L	Energizer Holdings, Inc.		3,220,764	—	3,220,764
154,028	—	154,028		Molex, Inc.		5,170,720	—	5,170,720
						10,843,765	—	10,843,765

				Electronics:	1.2%
—	53,000	53,000	@	Agilent Technologies, Inc.		—	1,672,680	1,672,680
42,300	—	42,300		Amphenol Corp.		2,367,108	—	2,367,108
—	402,000	402,000	@	Solectron Corp.		—	1,374,840	1,374,840
—	2,000	2,000	@	Thomas & Betts Corp.		—	102,600	102,600
—	42,000	42,000	@	Vishay Intertechnology, Inc.		—	660,660	660,660
						2,367,108	3,810,780	6,177,888

				Engineering & Construction:	0.0%
—	1,000	1,000	@	Jacobs Engineering Group, Inc.		—	79,640	79,640
						—	79,640	79,640

				Entertainment:	2.3%
257,000	49,000	306,000	L	International Game Technology		9,750,580	1,859,060	11,609,640
						9,750,580	1,859,060	11,609,640

				Environmental Control:	0.3%
—	46,000	46,000		Waste Management, Inc.		—	1,650,480	1,650,480
						—	1,650,480	1,650,480

				Food:	0.0%
—	2,000	2,000		Campbell Soup Co.		—	74,220	74,220
						—	74,220	74,220

				Healthcare — Products:	3.6%
187,630	—	187,630		Baxter International, Inc.		6,897,279	—	6,897,279
—	6,245	6,245		Becton Dickinson & Co.		—	381,757	381,757
133,810	23,000	156,810		Johnson & Johnson		8,017,895	1,378,160	9,396,055
—	29,000	29,000	@	Techne Corp.		—	1,476,680	1,476,680
						14,915,174	3,236,597	18,151,771

				Healthcare — Services:	4.0%
—	44,000	44,000		Aetna, Inc.		—	1,756,920	1,756,920
—	29,000	29,000	@	Health Net, Inc.		—	1,309,930	1,309,930
—	31,000	31,000	@	Humana, Inc.		—	1,664,700	1,664,700
77,340	—	77,340	@,L	Laboratory Corp. of America Holdings		4,812,868	—	4,812,868
81,320	—	81,320	L	Manor Care, Inc.		3,815,534	—	3,815,534
76,970	—	76,970		Quest Diagnostics		4,612,042	—	4,612,042
—	28,000	28,000	@	WellPoint, Inc.		—	2,037,560	2,037,560
						13,240,444	6,769,110	20,009,554

				Holding Companies-Diversified:	0.2%
373,777	—	373,777	@@	China Merchants Holdings International Co., Ltd.**		1,140,347	—	1,140,347
						1,140,347	—	1,140,347

				Housewares:	0.3%
—	55,000	55,000		Newell Rubbermaid, Inc.		—	1,420,650	1,420,650
						—	1,420,650	1,420,650

				Insurance:	4.4%
57,160	—	57,160		AMBAC Financial Group, Inc.		4,635,676	—	4,635,676
205,480	—	205,480		Loews Corp.		7,284,266	—	7,284,266
—	20,000	20,000		Prudential Financial, Inc.		—	1,554,000	1,554,000
159,380	—	159,380		St. Paul Cos.		7,105,160	—	7,105,160
—	43,500	43,500		WR Berkley Corp.		—	1,484,655	1,484,655
						19,025,102	3,038,655	22,063,757

				Internet:	0.9%
—	33,000	33,000	@,L	Checkfree Corp.		—	1,635,480	1,635,480
—	62,000	62,000	@	McAfee, Inc.		—	1,504,740	1,504,740
—	30,000	30,000	@	Monster Worldwide, Inc.		—	1,279,800	1,279,800
						—	4,420,020	4,420,020

				Iron/Steel:	0.1%
—	10,450	10,450		Nucor Corp.		—	566,913	566,913
						—	566,913	566,913

				Leisure Time:	0.1%
—	5,000	5,000		Harley-Davidson, Inc.		—	274,450	274,450
						—	274,450	274,450

				Lodging:	3.5%
289,420	—	289,420	L	Hilton Hotels Corp.		8,184,798	—	8,184,798
123,530	—	123,530	@,L	Las Vegas Sands Corp.		9,618,046	—	9,618,046
						17,802,844	—	17,802,844

				Machinery — Construction & Mining:	2.0%
77,470	38,000	115,470		Caterpillar, Inc.		5,769,966	2,830,240	8,600,206
—	25,000	25,000		Joy Global, Inc.		—	1,302,250	1,302,250
						5,769,966	4,132,490	9,902,456

				Machinery — Diversified:	0.9%
31,990	—	31,990		Deere & Co.		2,670,845	—	2,670,845
—	27,000	27,000		Rockwell Automation, Inc.		—	1,944,270	1,944,270
						2,670,845	1,944,270	4,615,115

				Media:	0.7%
—	85,000	85,000	@,L	DIRECTV Group, Inc.		—	1,402,500	1,402,500
—	64,000	64,000		Walt Disney Co.		—	1,920,000	1,920,000
						—	3,322,500	3,322,500

				Metal Fabricate/Hardware:	0.3%
—	26,000	26,000		Precision Castparts Corp.		—	1,553,760	1,553,760
						—	1,553,760	1,553,760

				Mining:	4.0%
216,810	—	216,810		Alcoa, Inc.		7,015,972	—	7,015,972
—	35,000	35,000		Freeport-McMoRan Copper & Gold, Inc.		—	1,939,350	1,939,350
82,370	8,000	90,370		Phelps Dodge Corp.		6,767,519	657,280	7,424,799
71,140	—	71,140	@@	Rio Tinto PLC**		3,745,958	—	3,745,958
						17,529,449	2,596,630	20,126,079

				Miscellaneous Manufacturing:	2.8%
103,150	—	103,150	S	3M Co.		8,331,426	—	8,331,426
—	107,000	107,000		General Electric Co.		—	3,526,720	3,526,720
—	42,000	42,000		Illinois Tool Works, Inc.		—	1,995,000	1,995,000
						8,331,426	5,521,720	13,853,146

				Oil & Gas:	4.4%
—	5,990	5,990		Anadarko Petroleum Corp.		—	285,663	285,663
—	2,849	2,849		ConocoPhillips		—	186,695	186,695
127,580	—	127,580	@@,L	EnCana Corp.**		6,715,811	—	6,715,811
—	28,000	28,000		EOG Resources, Inc.		—	1,941,520	1,941,520
44,490	—	44,490		Occidental Petroleum Corp.		4,562,450	—	4,562,450
184,120	—	184,120	@@	Statoil ASA ADR**		5,251,102	—	5,251,102
—	22,000	22,000		Sunoco, Inc.		—	1,524,380	1,524,380
—	22,000	22,000		Tesoro Petroleum Corp.		—	1,635,920	1,635,920
						16,529,363	5,574,178	22,103,541

				Oil & Gas Services:	1.6%
161,200	—	161,200	@,L,S	Weatherford International Ltd.		7,998,744	—	7,998,744
						7,998,744	—	7,998,744

				Pharmaceuticals:	3.6%
—	8,160	8,160	L	AmerisourceBergen Corp.		—	342,067	342,067
—	30,000	30,000		Cardinal Health, Inc.		—	1,929,900	1,929,900
—	39,000	39,000		Caremark Rx, Inc.		—	1,944,930	1,944,930
215,710	—	215,710	@,@@,L	Elan Corp. PLC ADR**		3,602,357	—	3,602,357
—	21,000	21,000	@	Express Scripts, Inc.		—	1,506,540	1,506,540
150,490	—	150,490	@	Hospira, Inc.		6,462,041	—	6,462,041
—	55,000	55,000		Merck & Co., Inc.		—	2,003,650	2,003,650
—	9,945	9,945		Pfizer, Inc.		—	233,409	233,409
						10,064,398	7,960,496	18,024,894

				Retail:	6.2%
—	38,000	38,000		Best Buy Co., Inc.		—	2,083,920	2,083,920
—	53,000	53,000		Circuit City Stores, Inc.		—	1,442,660	1,442,660
—	44,000	44,000		Darden Restaurants, Inc.		—	1,733,600	1,733,600
—	23,000	23,000		JC Penney Co., Inc.		—	1,552,730	1,552,730
—	33,000	33,000	@	Kohl’s Corp.		—	1,950,960	1,950,960
250,600	—	250,600		Limited Brands		6,412,854	—	6,412,854
—	14,000	14,000		MSC Industrial Direct Co.		—	665,980	665,980
—	45,000	45,000		Nordstrom, Inc.		—	1,642,500	1,642,500
150,360	77,000	227,360		Staples, Inc.		3,656,755	1,872,640	5,529,395
—	58,000	58,000	@	Starbucks Corp.		—	2,190,080	2,190,080
130,670	—	130,670		Wal-Mart Stores, Inc.		6,294,374	—	6,294,374
						16,363,983	15,135,070	31,499,053

				Semiconductors:	3.9%
—	57,000	57,000	@	Advanced Micro Devices, Inc.		—	1,391,940	1,391,940
—	55,000	55,000		Analog Devices, Inc.		—	1,767,700	1,767,700
—	37,000	37,000	@	Lam Research Corp.		—	1,724,940	1,724,940
—	158,000	158,000	@	LSI Logic Corp.		—	1,414,100	1,414,100
169,420	—	169,420	@	MEMC Electronic Materials, Inc.		6,353,250	—	6,353,250
—	76,000	76,000		Micron Technology, Inc.		—	1,144,560	1,144,560
—	61,000	61,000		National Semiconductor Corp.		—	1,454,850	1,454,850
—	11,000	11,000	@,L	Novellus Systems, Inc.		—	271,700	271,700
—	80,000	80,000	@	Nvidia Corp.		—	1,703,200	1,703,200
—	88,000	88,000		Texas Instruments, Inc.		—	2,665,520	2,665,520
						6,353,250	13,538,510	19,891,760

				Software:	3.0%
—	124,000	124,000	@	BEA Systems, Inc.		—	1,623,160	1,623,160
—	72,000	72,000	@	BMC Software, Inc.		—	1,720,800	1,720,800
—	44,000	44,000	@	Citrix Systems, Inc.		—	1,766,160	1,766,160
—	206,000	206,000	@	Compuware Corp.		—	1,380,200	1,380,200
—	40,000	40,000		Fair Isaac Corp.		—	1,452,400	1,452,400
59,760	—	59,760	S	First Data Corp.		2,691,590	—	2,691,590
—	7,460	7,460	@	Intuit, Inc.		—	450,509	450,509
—	103,000	103,000		Microsoft Corp.		—	2,399,900	2,399,900
—	60,000	60,000	@,L	Red Hat, Inc.		—	1,404,000	1,404,000
						2,691,590	12,197,129	14,888,719

				Telecommunications:	6.1%
235,210	—	235,210	@,L	American Tower Corp.		7,319,735	—	7,319,735
248,490	223,000	471,490	@	Cisco Systems, Inc.		4,853,010	4,355,190	9,208,200
—	123,000	123,000		Motorola, Inc.		—	2,478,450	2,478,450
251,500	—	251,500	@@	Nokia OYJ ADR**		5,095,390	—	5,095,390
191,140	—	191,140		Verizon Communications, Inc.		6,401,279	—	6,401,279
						23,669,414	6,833,640	30,503,054

				Transportation:	2.7%
—	34,000	34,000		CH Robinson Worldwide, Inc.		—	1,812,200	1,812,200
—	32,000	32,000		Norfolk Southern Corp.		—	1,703,040	1,703,040
—	46,000	46,000	@	Swift Transportation Co., Inc.		—	1,460,960	1,460,960
66,630	—	66,630		Union Pacific Corp.		6,193,925	—	6,193,925
30,690	—	30,690	S	United Parcel Service, Inc.		2,526,706	—	2,526,706
						8,720,631	4,976,200	13,696,831

				Total Common Stock		354,821,462	149,392,310	504,213,772
				(Cost $)		359,264,963	143,106,809	502,371,772

Principal
Amount						Value
SHORT-TERM INVESTMENTS: 11.5%
				Securities Lending CollateralCC:	11.5%
$50,157,866	$7,241,199	$57,399,065		The Bank of New York Institutional Cash Reserves Fund		$50,767,393	$7,241,199	$58,008,592

				Total Short-Term Investments		50,767,393	7,241,199	58,008,592
				(Cost $)		50,767,393	7,241,199	58,008,592

				Total Investments In Securities	111.6%	$405,588,855	$156,633,509	$562,222,364
				(Cost $)*		410,032,356	150,348,008	560,380,364
				Other Assets and Liabilities - Net	(11.6)	(51,647,366)	(6,925,930)	(58,573,296)
				Net Assets	100.0%	$353,941,489	$149,707,579	$503,649,068

				Pro Forma Adjustment		(45,000)	—	(45,000)
				Net Assets	100.0%	$353,896,489	$149,707,579	$503,604,068

			@	Non-income producing security
			@@	Foreign Issuer
			cc	Securities purchased with cash collateral for securities loaned
			ADR	American Depositary Receipt
			L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
			S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

			*	Cost for federal income tax purposes is		$411,634,753	$150,503,868	$562,138,621

			**	If the Reorganization is approved, the Portfolio Security is expected to be sold prior to or shortly after the Reorganization.

				Net unrealized appreciation/depreciation consists of:
				Gross Unrealized Appreciation		$8,043,320	$12,852,543	$20,895,863
				Gross Unrealized Depreciation		(14,089,218)	(6,722,902)	(20,812,120)
				Net Unrealized Appreciation/Depreciation		$(6,045,898)	$6,129,641	$83,743

At June 30, 2006, the following forward foreign currency contract was outstanding for the ING Amercian Century Select Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
British Pound
Sterling			USD
GBP 3,168,298	Sell	07/31/06	5,770,992	5,863,010	$(92,018)
$(92,018)

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Directors/Trustees (“Board”) of ING American Century Select Portfolio (“American Century Select”) and ING BlackRock Large Cap Growth Portfolio (“BlackRock Large Cap Growth”), approved an Agreement and Plan of Reorganization dated January 11, 2007, respectively (the “Plan”) whereby, subject to approval by the shareholders of American Century Select,  BlackRock Large Cap Growth will acquire all of the assets of American Century Select, subject to the liabilities of such Portfolio, in exchange for a number of shares of BlackRock Large Cap Growth equal in value to the net assets of American Century Select (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with BlackRock Large Cap Growth Portfolio remaining as both the tax and accounting survivor.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2006.  The unaudited pro forma statement of operations and statement of assets and liabilities reflect the financial position of American Century Select Portfolio and BlackRock Large Cap Growth at June 30, 2006.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for American Century Select Portfolio and BlackRock Large Cap Growth under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of BlackRock Large Cap Growth for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of each Portfolio.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of BlackRock Large Cap Growth were issued in connection with the proposed acquisition of American Century Select by BlackRock Large Cap Growth as of June 30, 2006.   The number of additional shares issued was calculated by dividing the net asset value of each Class of American Century Select by the respective class net asset value per share of BlackRock Large Cap Growth.

Note 4  – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2006.  American Century Select’s expenses were adjusted assuming BlackRock Large Cap Growth’s fee structure was in effect for the twelve months ended June 30, 2006.

Note 5 – Merger Costs:

Directed Services, LLC(1), or an affiliate and American Century Select Portfolio will equally share the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required in the financial statements. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

(1)          Prior to December 31, 2006, American Century Select Portfolio was advised by ING Life Insurance and Annuity Company (“ILIAC”), while BlackRock Large Cap Growth Portfolio was advised by Directed Services, Inc. (“DSI”).  Effective December 31, 2006 DSI was reorganized into a limited liability company and renamed Directed Services, LLC (“DSL”). As part of this internal reorganization among ING affiliates, the investment advisory functions of DSI and ILIAC, both wholly-owned subsidiaries of ING Groep N.V., were consolidated into DSL effective December 31, 2006.  DSL is a dually registered investment adviser and broker dealer.

[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-screen instructions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the
Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

ING PARTNERS, INC.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 24, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING American Century Select Portfolio

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on April 24, 2007 at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as specified.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This proxy ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your proxy ballot as soon as possible. Your vote is important regardless of the number of shares you own.   If you vote via phone or the Internet, you do not need to return your proxy ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and among ING American Century Select Portfolio and ING BlackRock Large Cap Growth Portfolio, providing for the reorganization of ING American Century Select Portfolio with and into ING BlackRock Large Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-screen instructions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

SPECIAL MEETING OF SHAREHOLDERS

APRIL 24, 2007

PROXY SOLICITED ON BEHALF OF BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your voting instruction card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                         To approve an Agreement and Plan of Reorganization by and among ING American Century Select Portfolio and ING BlackRock Large Cap Growth Portfolio, providing for the reorganization of ING American Century Select Portfolio with and into ING BlackRock Large Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services, LLC (“DSL”), and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”).  Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers.  Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

Section 16 of the Distribution Agreement between the Trust and ING Funds Distributor, LLC (“IFD”) states that nothing contained in the Distribution Agreement shall be deemed to protect IFD against any liability to the Trust or its shareholders to which IFD would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of IFD’s duties under the Distribution Agreement, or by reason of IFD’s reckless disregard of its obligations or duties under the Distribution Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services, LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator’s duties, or by reason of reckless disregard of the Administrator’s obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)	(a)

Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

(b)

Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) – previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

(c)

Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(d)

Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(e)

Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

(f)

Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(g)

Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(h)

Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 – previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

2

(i)

Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust – previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(j)

Amendment #10 effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(k)

Amendment #11 effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(l)

Amendment #12 effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(m)

Amendment #13 effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(n)

Amendment #14 effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(o)

Amendment #15 effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(p)

Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(q)

Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(r)

Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

3

(s)

Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(t)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(u)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(v)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(w)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on November 28, 2005, File No. 33-23512, and incorporated herein by reference.

(x)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(z)

Amendment #26 effective January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(aa)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(bb)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

4

(cc)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(dd)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust — previously filed as an exhibit to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on July 14, 2006, File No. 33-23512, and incorporated herein by reference.

(2)

By-laws – previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)	Not Applicable.

(4)

Form of Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING BlackRock Large Cap Growth Portfolio series, and ING Partners, Inc., on behalf of its ING American Century Select Portfolio series – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(5)

Instruments Defining Rights of Security Holders – previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)	(a)

Form of Amended and Restated Management Agreement dated October 24, 1997, as amended May 24, 2002, and amended and restated effective January 1, 2007 between ING Investors Trust and Directed Services, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(b)	Portfolio Management Agreements

(i)

Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, LLC. (formerly, Directed Services, Inc.) and Fund Asset Management, L.P. (“Mercury Advisers”)— previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(ii)

First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, LLC. (formerly, Directed Services, Inc.) and Mercury Advisers — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(iii)

Amended Schedule B Compensation for Services to Series, effective April 29, 2005 — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly The GCG Trust) filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

5

(7)	(a)

Distribution Agreement dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(b)

Amended and Restated Distribution Plan for Service 2 Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(i)

Reduction in fee letter for Service 2 Class shares dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(c)

Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(i)

Reduction in fee letter for Adviser Class shares dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(d)

Shareholder Service Plan for Service 2 Class and Service Class effective January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(8)

Deferred Compensation Plan for Independent Directors effective September 15, 2005 – previously filed as an exhibit to the Registration Statement on Form N-14 of ING Investors Trust filed on July 18, 2006, File No. 333-135844 and incorporated herein by reference.

(9)	(a)

Custody Agreement with The Bank of New York dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

(10)	(a)

Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 — previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

(i)

Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. — previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(11)

Opinion and Consent of Counsel – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – to be filed by subsequent post-effective amendment.

6

(13)	(a)	(i)

Form of Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC dated January 1, 2007 – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(ii)

Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, LLC (formerly, Directed Services, Inc.) and Security Life of Denver Insurance Company - previously filed as an exhibit to the Registration Statement on Form N-1A of the ING Investors Trust, as filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

(b)

Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(c)	(i)

Amended and Restated Shareholder Services Agreement for ING Investors Trust dated April 29, 2005 — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(i)

Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(iii)

Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

(A)

Global Securities Lending Supplement — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(d)	(i)

Organizational Agreement for Golden American Life Insurance Company— previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)

Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

	(iii)	Organizational Agreement for The Mutual Benefit Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 35 to the

7

Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

(A)

Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(e)	(i)

Settlement Agreement for Golden American Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)

Assignment Agreement for Settlement Agreement — previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

(iii)

Settlement Agreement for The Mutual Benefit Life Insurance Company — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(iv)

Assignment Agreement for Settlement Agreement — previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(f)	(i)

Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, LLC (formerly, Directed Services, Inc.)— previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(ii)

Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(A)

Form of Schedule A with respect to Indemnification Agreement — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

8

(g)	(i)

Form of Participation Agreement dated January 1, 2007 among ING Life Insurance and Annuity Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(ii)

Form of Participation Agreement dated January 1, 2007 among ReliaStar Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(iii)

Form of Participation Agreement dated January 1, 2007 among ReliaStar Life Insurance Company of New York, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(iv)

Form of Participation Agreement dated January 1, 2007 among ING USA Annuity and Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(v)

Form of Participation Agreement dated January 1, 2007 among Security Life of Denver, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(vi)

Form of Participation Agreement dated January 1, 2007 among Metropolitan Life Insurance Company, ING Investors Trust and ING Funds Distributor, LLC – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(vii)

Form of Participation Agreement among ING Investors Trust and ING Insurance Company of America and Directed Services, LLC (formerly, Directed Services, Inc.) dated January 2005 — previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(h)	(i)

Allocation Agreement dated May 24, 2002 - Fidelity Bond — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(A)

Amended Schedule A with respect to the Allocation Agreement - Blanket Bond – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)

Allocation Agreement dated May 24, 2002 - Directors & Officers Liability — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(C)

Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A

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of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(D)

Proxy Agent Fee Allocation Agreement made August 21, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(E)

Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(ii)

FT Interactive Fee Allocation Agreement made August 21, 2003 — previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(A)

Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement – previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(B)

Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement — previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

(14)

Consent of independent auditors – previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on January 23, 2007, File No. 333-140157, and incorporated herein by reference.

(15)	Not applicable.

(16)	Powers of attorney – filed herein.

(17)	Not applicable.

ITEM 17. UNDERTAKINGS

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 2nd day of March, 2007.

ING INVESTOR TRUST
By:

/s/ Huey P. Falgout Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive Officer	March 2, 2007
Shaun P. Mathews*

	Senior Vice President, Chief/Principal Financial Officer	March 2, 2007
Todd Modic*

	Chairman and Trustee	March 2, 2007
Jock Patton*

	Trustee	March 2, 2007
John V. Boyer*

	Trustee	March 2, 2007
Patricia W. Chadwick*

	Trustee	March 2, 2007
J. Michael Earley*

	Trustee	March 2, 2007
R. Barbara Gitenstein*

	Trustee	March 2, 2007
Patrick W. Kenny*

	Trustee	March 2, 2007
Sheryl K. Pressler*

	Trustee	March 2, 2007
John G. Turner*

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SIGNATURE	TITLE	DATE

	Trustee	March 2, 2007
David W.C. Putnam*

	Trustee	March 2, 2007
Roger B. Vincent*

*By:	/s/ Huey P. Falgout Jr.

Huey P. Falgout, Jr.
Attorney-in-Fact**

** Executed pursuant to powers of attorney filed in this Registration Statement.

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EXHIBIT INDEX

(16)	Powers of Attorney.

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